Variable Interest Entity (“VIE”)	6 Months Ended
Jun. 30, 2023
Variable Interest Entity [Abstract]
Variable interest entity (“VIE”)

Note 3 — Variable interest entity (“VIE”)

WiMi WFOE entered into contractual arrangements with Beijing WiMi on November 6, 2018. The agreements were terminated on December 18, 2020, and WiMi WFOE entered into another contractual arrangements with Beijing WiMi on the same day, under which WiMi WFOE maintains effective control of Beijing WiMi. The significant terms of these contractual arrangements are summarized in “Note 1 Nature of business and organization” above. As a result, the Company classifies Beijing WiMi as VIE which should be consolidated based on the structure as described in Note 1.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE.

i) Beijing WiMi

WiMi WFOE is deemed to have a controlling financial interest and be the primary beneficiary of Beijing WiMi because it has both of the following characteristics:

(1) The power to direct activities at Beijing WiMi that most significantly impact such entity’s economic performance, and

(2) The right to receive benefits from Beijing WiMi that could potentially be significant to such entity.

Pursuant to the contractual arrangements, Beijing WiMi pays service fees equal to all of its net income to WiMi WFOE. The contractual arrangements are designed so that Beijing WiMi operate for the benefit of WiMi WFOE and ultimately, the Company.

Accordingly, the accounts of Beijing WiMi are consolidated in the accompanying financial statements. In addition, its financial positions and results of operations are included in the Company’s financial statements. Under the VIE Arrangements, the Company has the power to direct activities of Beijing WiMi and can have assets transferred out of Beijing WiMi. Therefore, the Company considers that there is no asset in Beijing WiMi that can be used only to settle obligations of Beijing WiMi, except for registered capital and PRC statutory reserves, if any. As Beijing WiMi is incorporated as limited liability company under the Company Law of the PRC, creditors of the Beijing WiMi do not have recourse to the general credit of the Company for any of the liabilities of Beijing WiMi.

The carrying amount of the VIEs’ consolidated assets and liabilities are as follows:

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB (Unaudited)	USD (Unaudited)
Current assets	13,264,579	35,976,036	4,978,831
Property and equipment, net	23,132,180	22,535,073	3,118,696
Other noncurrent assets	630,494,750	630,490,231	87,255,422
Total assets	666,891,509	689,168,057	95,376,022
Total liabilities	(585,116,575)	(609,244,718)	(84,315,193)
Net assets	(81,771,934)	79,923,339	11,060,829

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB (Unaudited)	USD (Unaudited)
Current liabilities:
Accounts payable	11,043,034	9,656,562	1,336,400
Deferred revenues	14,402	-	-
Interest payable	-	9,739,426	1,347,868
Other payables and accrued liabilities	16,654,682	6,506,631	900,472
Other payables – related parties	-	-	-
Current portion of shareholder loans	42,421,345	42,421,345	5,870,816
Operating lease liabilities	-	-	-
Taxes payable	4,913,881	4,913,159	679,947
Intercompany payable*	510,069,231	536,007,595	74,179,689
Total current liabilities	585,116,575	609,244,718	84,315,192
Non-current shareholder loan	-	-	-
Total liabilities	585,116,575	609,244,718	84,315,192

*	Intercompany balances will be eliminated upon consolidation.

The summarized operating results of the VIE’s are as follows:

	For the six months ended June 30, 2022	For the six months ended June 30, 2023	For the six months ended June 30, 2023
	RMB (Unaudited)	RMB (Unaudited)	USD (Unaudited)
Operating revenues	26,624,433	1,120,045	161,901
Gross profit	13,923,800	437,799	63,283
Income from operations	5,237,687	(3,320,187)	(479,928)
Net income	1,931,944	(3,272,218)	(472,994)

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the parent company balance sheets that sum to the total of the same amounts shown in the parent company statements of cash flows:

	For the six months ended June 30
	2022	2023	2023
	RMB (Unaudited)	RMB (Unaudited)	USD (Unaudited)
Cash and cash equivalents	15,963,869	2,902,814	401,729
Restricted cash	442,560	-	-
Total cash, cash equivalents and restricted cash	16,406,429	2,902,814	401,729